Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	GNC HOLDINGS, INC.
Entity Central Index Key	0001502034
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer